Inventories (Details) - Schedule of inventories	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventory [Line Items]
Total inventories	¥ 3,616,916	$ 538,921	¥ 6,841,745
Holographic Accessories [Member]
Inventory [Line Items]
Total inventories	1,494,770	222,721	1,590,495
Semiconductor [Member]
Inventory [Line Items]
Total inventories	¥ 2,122,146	$ 316,200	¥ 5,251,250